Plan's Interest in Master Trust (Tables)	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Master Trust [Line Items]
EBP, Master Trust [Table Text Block]
The following tables present the net assets of the Master Trust and the Plan’s interest as of December 31, 2025 and 2024.

	2025
(in thousands)	Master Trust Balances	Plan’s Interest in Master Trust Balances

Cash and cash equivalents	$81,994	$56,692
Debt securities:
U.S. government and agencies	340,587	264,157
Corporate and other	255,642	198,274
Mutual funds	405	239
Common stock	3,322,885	2,279,639
Common collective trusts	32,615,272	24,652,641
Total investments - at fair value	36,616,785	27,451,642
Stable value investment fund (Note 5)	1,041,114	831,017
Total investments	37,657,899	28,282,659

Accrued income	9,345	7,055
Accrued liabilities	(7,602)	(5,422)
Total net assets	$37,659,642	$28,284,292

	2024
(in thousands)	Master Trust Balances	Plan’s Interest in Master Trust Balances

Cash and cash equivalents	$28,384	$22,613
Debt securities:
U.S. government and agencies	287,260	238,773
Corporate and other	240,742	200,107
Mutual funds	774,528	616,141
Common stock	3,031,090	2,274,135
Common collective trusts	25,622,427	20,479,663
Total investments - at fair value	29,984,431	23,831,432
Stable value investment fund (Note 5)	1,018,451	832,463
Total investments	31,002,882	24,663,895

Accrued income	9,416	7,574
Accrued liabilities	(7,354)	(5,520)
Total net assets	$31,004,944	$24,665,949
The Master Trust had the following investment income for the year ended December 31, 2025.

2025
(in thousands)	Master Trust Balances
Net appreciation in fair value of investments	$5,180,999
Interest and dividends	25,382
Total investment income	$5,206,381

Plan’s interest in Master Trust investment income	$4,118,527